Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Schedule of major related parties and their relationships with the Company

The table below sets forth major related parties and their relationships with the Company:

Company Name	Relationship with the Company
Hangzhou Ruhnn	Parent Company prior to Equity Restructuring
Yi Zhang	Shareholder of the Company
Dayi (Shanghai) Film Culture Studio (“Dayi Studio”)	Controlled and owned by Yi Zhang
Shanghai Xiuxi Culture Communication Studio (“Xiuxi Studio”)	Controlled and owned by Yi Zhang
Hangzhou Wunai Yidui Trade Co., Ltd. (“Wunai Yidui”)	Controlled and owned by Yi Zhang
Shanghai Menglei Corporation Management Center (“Menglei”)	Controlled and owned by Yi Zhang
Shanghai Mengqin Corporation Management Center (“Mengqin”)	Controlled and owned by Yi Zhang
Shanghai Mengxiang Corporation Management Center (“Mengxiang”)	Controlled and owned by Yi Zhang
Daohua Mama Culture Communication Studio (“Daohua Mama”)	Controlled and owned by Sijia Chen, spouse of Min Feng, founder and chairman of the Company

Schedule of amounts due to related parties

As of March 31, 2019 and 2020, details of amounts due to related parties were as follows:

	As of March 31,
	2019	2020
	(Amounts in thousands of RMB)
Amounts due to:
Hangzhou Ruhnn(1)	559,869	-
Xiuxi Studio(2)	14,500	-
Dayi Studio(2)	-	6,889
Menglei(2)	-	3,382
Mengqin(2)	-	3,382
Mengxiang(2)	-	3,382
Daohua Mama(3)	-	572
Wunai Yidui	490	490
Total	574,859	18,097

(1)

Includes loan payable of RMB434,471 as of March 31, 2019. Interest due under these related party loans are waived by Hangzhou Ruhnn. Interest expenses to Hangzhou Ruhnn were nil for both years ended March 31, 2019 and 2020. As of March 31, 2020, Hanyi E-Commerce fully repaid the amount due to Hangzhou Ruhnn as part of the Equity Restructuring. See Note 1.

(2)	Represents service fee payable for KOL services to Yi Zhang.
(3)	Represents service fee payable for KOL services to Sijia Chen.